EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Earnings per share

For the year ended	March 31 2024	March 31 2023
Weighted average number of common shares outstanding	97,761,731	91,835,740
Dilutive effect of RSUs	140,747	44,132
Dilutive effect of performance-based RSUs	328,044	—
Dilutive effect of stock option conversion	344,794	362,101
Diluted weighted average number of common shares outstanding	98,575,316	92,241,973